Note 4. Related Party Transactions Not Disclosed Elsewhere.	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes
Note 4. Related Party Transactions Not Disclosed Elsewhere.

Note 4. Related Party Transactions Not Disclosed Elsewhere

On March 25, 2014, our President and principal shareholder assigned accumulated advances and accruals totaling $124,229, to an unaffiliated third party. The advances carry no specific terms of repayment. On December 15, 2014, $22,375 of the then outstanding balance was converted to a promissory note. A summary of transactions is as follows:

	June 30, 2015	December 31, 2014
Beginning balance	$-	$161,729
Increase due to payments made on behalf of the company	$-	$21,625
Less March 24, 2014 conversion to convertible note	$-	$(40,000)
Less December 15, 2014 conversion to promissory note	$-	$(22,375)
Obligation transferred to unrelated party	$-	$(120,979)
Total	-	-
Less current portion	-	-
Due after one year	$-	$-

There was no stated term of interest associated with this obligation. Accordingly, the company imputed interest at an appropriate rate estimated at 8% as prescribed under FASB ASC 835. For the period ending December 31, 2014 the resultant charge of $11,210 to interest expense was considered a contribution of capital.

Note 4. Related party transactions not disclosed elsewhere.

On March 25, 2014, our President and principal shareholder assigned accumulated advances and accruals totaling $124,229, to an unaffiliated third party. The advances carry no specific terms of repayment. On December 15, 2015, $22,375 of the then outstanding balance was converted to a promissory note (see Note 4 below). A summary of transactions is as follows:

	2014	2013
Beginning balance	$161,729	$119,779
Increase due to payments made on behalf of the company	$21,625	$41,950
Less March 24, 2014 conversion to convertible note	$(40,000)	$-
Less December 15, 2014 conversion to promissory note	$(22,375)	$-
Obligation transferred to unrelated party	$(120,979)	$-
Total	-	161,729
Less current portion	-	(161,729)
Due after one year	$-	$-

There was no stated term of interest associated with this obligation. Accordingly, the company imputed interest at an appropriate rate estimated at 8% as prescribed under FASB ASC 835. The resultant charge of $11,210 to interest expense was considered a contribution of capital.